Balance Sheet (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	11,722,754	8,193,875
Common stock, shares outstanding	11,722,754	8,193,875